GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 1,900,000		$ 1,900,000		$ 2,000,000.0
Net loss	$ 470,131	$ 276,263	$ 1,521,279	$ 694,155	$ 3,322,695	$ 1,812,604